Premises And Equipment - Details of changes in right-of-use assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in right-of-use assets [Abstract]
Beginning balance	₩ 447,555	₩ 467,114
Changes in right-of-use assets [Abstract]
New contracts	189,660	231,325
Changes in contract	9,289	10,761
Termination	(48,305)	(19,499)
Depreciation	(239,068)	(236,662)
Business combination	0	3,591
Others	26,413	(9,075)
Ending balance	385,544	447,555
Building
Reconciliation of changes in right-of-use assets [Abstract]
Beginning balance	435,132	449,878
Changes in right-of-use assets [Abstract]
New contracts	172,812	224,494
Changes in contract	9,064	10,729
Termination	(46,563)	(18,925)
Depreciation	(228,403)	(224,946)
Business combination	0	3,210
Others	25,438	(9,308)
Ending balance	367,480	435,132
Equipment and vehicles
Reconciliation of changes in right-of-use assets [Abstract]
Beginning balance	12,423	17,236
Changes in right-of-use assets [Abstract]
New contracts	16,848	6,831
Changes in contract	225	32
Termination	(1,742)	(574)
Depreciation	(10,665)	(11,716)
Business combination	0	381
Others	975	233
Ending balance	₩ 18,064	₩ 12,423